Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Texas Water Development Board:
4.50%, 10/15/37	$2,000	$ 2,128,320
4.55%, 10/15/38	5,000	5,311,365
		$ 7,439,685
Education — 7.4%
Massachusetts School Building Authority, 5.25%, 2/15/48	$5,000	$ 5,120,545
North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/36(1)	5,000	5,770,830
Ohio University, 5.00%, 12/1/45	3,250	3,277,635
Pennsylvania State University, 5.00%, 9/1/41	3,000	3,009,540
Texas A&M University, 4.375%, 5/15/38	1,720	1,795,289
University of Arkansas, 5.00%, 12/1/45	1,000	1,046,093
University of Connecticut:
5.00%, 2/15/42	135	149,967
5.00%, 2/15/43	4,695	5,178,052
University of Minnesota, 5.00%, 11/1/45	2,515	2,628,856
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	105	105,744
Virginia College Building Authority, 5.00%, 2/1/34(1)	2,000	2,286,893
		$ 30,369,444
Electric Utilities — 5.1%
Anaheim Housing and Public Improvements Authority, CA, 5.25%, 10/1/50	$4,000	$ 4,166,444
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,656,478
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/43	5,000	5,197,757
Seattle, WA, Municipal Light and Power Revenue, 5.00%, 4/1/46	5,000	5,150,311
		$ 21,170,990
General Obligations — 24.5%
Anna, TX, 4.125%, 2/15/41	$1,000	$ 1,010,316
Brookline, MA, 1.625%, 2/15/35	5,000	4,159,831
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/40	355	200,525
Connecticut, 5.00%, 12/1/32	505	570,936
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,687,249
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	377,622
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
David Douglas School District No. 40, OR, 0.00%, 6/15/43	$5,500	$ 2,443,949
District of Columbia, (Washington DC):
5.00%, 10/15/44	1,000	1,034,120
5.00%, 8/1/46	2,780	2,963,589
Fairfax County, VA, 4.00%, 10/1/43	4,000	4,046,418
Florida, 2.00%, 7/1/33	900	792,699
Francis Howell R-III School District, MO, 3.00%, 3/1/36	2,355	2,260,862
Franklin Township Somerset County, NJ, 2.00%, 6/15/36	1,500	1,219,748
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	645	642,760
Guilford County, NC, 3.00%, 5/1/37	2,025	1,909,520
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/37	1,215	1,146,630
Huntersville, NC, 2.00%, 6/1/33	400	359,040
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,072,156
Lake Oswego, OR, 2.60%, 6/1/35	1,645	1,515,891
Leander Independent School District, TX, (PSF Guaranteed):
0.00%, 8/15/30	550	481,805
0.00%, 8/15/31	600	508,840
Lewisville, TX:
2.75%, 2/15/35	1,065	1,007,650
2.75%, 2/15/36	1,760	1,639,618
Massachusetts:
5.00%, 7/1/34	1,560	1,793,584
5.00%, 7/1/35	3,055	3,542,398
5.00%, 11/1/45	2,700	2,826,223
5.00%, 6/1/48	2,920	3,081,463
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/40	785	804,904
New Braunfels, TX, 5.00%, 2/1/41	610	649,183
New York, NY:
5.00%, 3/15/37	1,000	1,130,178
5.00%, 8/1/46	1,000	1,053,739
5.00%, 10/1/46	5,000	5,261,376
5.25%, 2/1/46	2,000	2,166,729
5.25%, 2/1/47	1,075	1,154,940
North Carolina, 3.00%, 6/1/31	450	450,074
Orange County, NC, 3.15%, 2/1/37	760	728,305
Oregon:
5.00%, 5/15/43	2,000	2,107,451
5.00%, 8/1/44	2,500	2,600,166

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pennsylvania, 4.00%, 10/1/37	$5,970	$ 6,152,434
Pickerington Local School District, OH:
4.25%, 12/1/41	800	818,014
4.25%, 12/1/42	235	239,114
Plano, TX, 3.34%, 9/1/36	5,055	4,992,242
Portland, ME, 2.50%, 4/1/36	1,510	1,330,650
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,500	3,850,741
Richmond, VA, 2.70%, 7/15/39	3,000	2,549,597
Roseville Joint Union High School District, CA, (Election of 2007), 0.00%, 8/1/41	300	150,343
San Jacinto Community College District, TX, 5.00%, 2/15/44	5,750	5,931,761
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/42	2,000	2,174,356
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	71,217
Somerville, MA, 1.875%, 10/15/36	4,490	3,671,047
Texas Transportation Commission, 5.00%, 4/1/43(1)	3,625	4,024,422
Worthington City School District, OH, 5.00%, 12/1/43	350	373,255
		$100,731,680
Hospital — 1.3%
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	$3,000	$ 3,113,971
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 12/15/39	1,000	1,048,273
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,100,353
		$ 5,262,597
Housing — 7.7%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$1,570	$ 1,664,951
Connecticut Housing Finance Authority:
Social Bonds, 6.25%, 5/15/54	2,255	2,434,727
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	3,925	4,156,638
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	325	341,025
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	3,760	3,379,445
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	377,777
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	2,705	2,908,040
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	$1,975	$ 2,089,701
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,080	962,886
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	580	536,433
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	469,750
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	834,241
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	690	770,538
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	4,822	5,099,989
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,095	2,192,465
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	1,540	1,661,147
Social Bonds, (GNMA), 6.00%, 1/1/54	1,640	1,796,569
		$ 31,676,322
Insured - Education — 3.0%
New Jersey Institute of Technology, (BAM), 5.00%, 7/1/45	$5,370	$ 5,830,530
Texas State Technical College System, System Improvement, (AG), 5.50%, 8/1/42	5,750	6,371,177
		$ 12,201,707
Insured - General Obligations — 0.7%
Amber Creek Metropolitan District, CO, (BAM), 5.25%, 12/1/47	$1,000	$ 1,033,897
Colton Joint Unified School District, CA, (Election of 2024), (BAM), 0.00%, 8/1/45	1,000	421,856
Mauston School District, WI, (AG), 1.75%, 3/1/36	1,200	910,173
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	344,575
(BAM), 0.00%, 8/1/42	700	337,561
		$ 3,048,062
Insured - Industrial Development Revenue — 2.1%
St. Vrain Lakes Metropolitan District No. 2, CO:
(AG), 5.00%, 12/1/42	$1,460	$ 1,537,964
(AG), 5.00%, 12/1/46	6,810	6,964,842
		$ 8,502,806

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 2.1%
Greeley School District No. 6, CO, Weld County, (AG), 5.25%, 12/1/50	$2,815	$ 2,906,189
Sanger Unified School District, CA, (AG), 5.00%, 6/1/45	5,500	5,701,717
		$ 8,607,906
Insured - Special Tax Revenue — 1.7%
Downtown Revitalization Public Infrastructure District, UT:
(AG), 5.25%, 6/1/41	$1,750	$ 1,959,167
(AG), 5.25%, 6/1/42	1,750	1,951,777
(AG), 5.25%, 6/1/44	1,000	1,100,875
(AG), 5.25%, 6/1/45	1,000	1,090,512
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.00%, 11/15/42	1,000	1,082,553
		$ 7,184,884
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA, (AG), 0.00%, 10/1/49	$2,140	$ 1,261,335
		$ 1,261,335
Lease Revenue/Certificates of Participation — 1.5%
California State Public Works Board, 5.00%, 11/1/47	$2,505	$ 2,686,524
Schenectady County Capital Resource Corp., NY, (One Broadway Center), 5.50%, 1/1/57	3,250	3,413,703
		$ 6,100,227
Other Revenue — 9.5%
Black Belt Energy Gas District, AL:
5.00%, 12/1/35	$4,000	$ 4,241,250
5.25% to 9/1/32 (Put Date), 5/1/55	5,000	5,190,532
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	4,700	4,760,678
Green Bonds, 5.00% to 5/1/35 (Put Date), 10/1/56	3,050	3,270,950
Center City, MN, (Hazelden Betty Ford Foundation):
5.00%, 11/1/44	1,160	1,223,320
5.00%, 11/1/47	950	978,105
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	966,423
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,604,200
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,115,164
5.00% to 12/1/31 (Put Date), 12/1/54	2,500	2,647,338
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue: (continued)
5.00% to 12/1/32 (Put Date), 5/1/55	$1,250	$ 1,323,929
New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue, 5.00% to 11/1/30 (Put Date), 6/1/54	8,000	8,507,277
Tennessee Energy Acquisition Corp., 5.00%, 11/1/34	1,000	1,069,614
		$ 38,898,780
Senior Living/Life Care — 1.6%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$925	$ 1,010,882
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 5.25%, 2/1/44	700	728,383
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,007,347
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	1,000	1,025,593
Virginia Small Business Financing Authority, (Lifespire of Virginia), 5.00%, 12/1/34	2,660	2,892,020
		$ 6,664,225
Special Tax Revenue — 10.5%
Albuquerque, NM, Gross Receipts Tax Revenue, 5.00%, 7/1/32(1)	$1,350	$ 1,505,118
Michigan Trunk Line Fund, 4.00%, 11/15/39	15,545	15,771,971
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,094,797
4.00%, 2/15/39	6,095	6,122,377
5.00%, 3/15/41	1,000	1,123,275
5.00%, 2/15/43	1,030	1,045,130
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/44	680	742,766
New York State Dormitory Authority, 5.00%, 3/15/45	7,535	8,080,917
New York State Thruway Authority, 5.00%, 3/15/46	2,000	2,127,916
Triborough Bridge and Tunnel Authority, NY:
5.00%, 12/1/41	250	277,831
Green Bonds, 5.25%, 11/15/39	1,215	1,374,942
		$ 43,267,040
Transportation — 4.8%
Alameda Corridor Transportation Authority, CA, 0.00%, 10/1/50	$2,080	$ 1,202,534
Bay Area Toll Authority, CA:
5.00%, 4/1/40	2,360	2,824,750

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Bay Area Toll Authority, CA: (continued)
5.00%, 4/1/44	$4,000	$ 4,723,759
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	1,500	1,520,072
Hawaii State Highway Fund, 5.00%, 1/1/43	2,525	2,795,065
Louisiana Gasoline and Fuels Tax Revenue, 5.00%, 5/1/39	5,000	5,571,699
Pennsylvania Turnpike Commission, 5.00%, 12/1/42	1,000	1,020,452
		$ 19,658,331
Water and Sewer — 11.4%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,759,468
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,220,214
Massachusetts Clean Water Trust:
Sustainability Bonds, 5.00%, 2/1/44	1,300	1,433,594
Sustainability Bonds, 5.00%, 2/1/45	2,500	2,729,502
Metropolitan Utilities District of Omaha, Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,696,115
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,900	4,989,469
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	17,096,075
Tarrant Regional Water District, TX, Water Supply System Revenue, 5.00%, 3/1/44	2,500	2,724,001
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,383,245
Washington Suburban Sanitary District, MD:
2.00%, 12/1/41	1,000	725,888
5.00%, 6/1/44	1,175	1,286,334
		$ 47,043,905
Total Tax-Exempt Municipal Obligations (identified cost $387,177,490)		$399,089,926

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.0%†
Kansas City, MO, 5.70%, 2/1/46	$25	$ 25,406
		$ 25,406
Security	Principal Amount (000's omitted)	Value
Housing — 0.2%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 492,456
		$ 492,456
Total Taxable Municipal Obligations (identified cost $510,000)		$ 517,862

Short-Term Investments — 5.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	21,512,934	$ 21,512,934
Total Short-Term Investments (identified cost $21,512,934)		$ 21,512,934
Total Investments — 102.4% (identified cost $409,200,424)		$421,120,722
Other Assets, Less Liabilities — (2.4)%		$ (9,757,973)
Net Assets — 100.0%		$411,362,749
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	When-issued security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2026.
At April 30, 2026, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	13.7%
New York	11.0%
Others, representing less than 10% individually	72.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 9.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 7.8% of total investments.

Parametric
TABS Intermediate-Term Municipal Bond Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AG	– Assured Guaranty, Inc.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
The Fund did not have any open derivative instruments at April 30, 2026.
Affiliated Investments
At April 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $21,512,934, which represents 5.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended April 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,626,049	$45,788,723	$(29,901,838)	$ —	$ —	$21,512,934	$102,205	21,512,934
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$399,089,926	$ —	$399,089,926
Taxable Municipal Obligations	—	517,862	—	517,862
Short-Term Investments	21,512,934	—	—	21,512,934
Total Investments	$21,512,934	$399,607,788	$ —	$421,120,722
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.